Fair Value Accounting - Carrying Value and Estimated Fair Value (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred debt issuance costs not included in the carrying value of long-term debt	$ 13,200	$ 13,700	$ 10,300
CARRYING VALUE
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,174,821	3,188,664	2,889,631
FAIR VALUE
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,295,214	3,371,915	2,859,924
Cleco Power
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred debt issuance costs not included in the carrying value of long-term debt	7,200	7,400	8,300
Cleco Power | CARRYING VALUE
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,369,716	1,380,688	1,400,930
Cleco Power | FAIR VALUE
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,696,053	$ 1,601,865	$ 1,517,152